The UBS Funds	Prospectus Supplement

The UBS Funds
UBS International Sustainable Equity Fund

Prospectus Supplement

June 17, 2016

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS International Sustainable Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2015, as supplemented, as follows:

Shari Gilfillan no longer serves as a portfolio manager for the Fund.  Joseph Elegante will assume Ms. Gilfillan’s portfolio management responsibilities for the Fund.

Therefore, the second bullet under the heading “UBS International Sustainable Equity Fund-Fund summary” and the sub-heading “Portfolio managers” on page 6 of the Prospectus is deleted in its entirety and replaced by the following:

•	Joseph Elegante, portfolio manager of the Fund since June 2016.

Additionally, the second and fourth paragraphs under the heading “Additional information” and the sub-headings “Management-Portfolio management” on pages 35-36 of the Prospectus are deleted in their entirety and replaced by the following:

UBS International Sustainable Equity Fund
Bruno Bertocci and Joseph Elegante are the portfolio managers for the UBS International Sustainable Equity Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. The portfolio managers have access to global analysts who are responsible for researching, projecting cash flow and providing a basis for determining which securities are selected for the Fund’s portfolio. The portfolio managers work closely with the analysts to decide how to structure the UBS International Sustainable Equity Fund. Information about Messrs. Bertocci and Elegante is provided below.

Joe Elegante, CFA, is a member of the Sustainable Equities team, which is responsible for constructing and managing equity strategies for sustainable investors. Mr. Elegante has over 20 years of portfolio management experience, which includes managing both institutional and private client portfolios. Prior to joining UBS AM, Mr. Elegante was a portfolio manager at RMB Capital Management from 2012 to 2015 and a portfolio manager and senior vice president at Alliance Growth Equities from 2000 to 2012. Mr. Elegante has been a portfolio manager of the Fund since June 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-816

The UBS Funds	SAI Supplement

The UBS Funds
UBS International Sustainable Equity Fund

Supplement to the Statement of Additional Information

June 17, 2016

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS International Sustainable Equity Fund series (the “Fund”) of The UBS Funds dated October 28, 2015, as supplemented, as follows:

Shari Gilfillan no longer serves as a portfolio manager for the Fund.  Joseph Elegante will assume Ms. Gilfillan’s portfolio management responsibilities for the Fund.

Therefore, all references to Ms. Gilfillan in the SAI are hereby deleted in their entirety.

In addition, on page 82 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Joseph Elegante# (UBS International Sustainable Equity Fund)	2	$79	7	$322	9	$2,642

#     Mr. Elegante became a portfolio manager of the UBS International Sustainable Equity Fund on June 17, 2016.  Information for Mr. Elegante is as of May 31, 2016.

In addition, on page 85 of the SAI, the following information is added under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

Portfolio Manager/Fund	Range of shares owned
Joseph Elegante# UBS International Sustainable Equity Fund	None

#     Mr. Elegante became a portfolio manager of the UBS International Sustainable Equity Fund on June 17, 2016.  Information for Mr. Elegante is as of May 31, 2016.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-817